The Payden & Rygel Investment Group

333 South Grand Avenue, 32nd Floor

Los Angeles, California 90071

Writer’s Direct Dial Number – (213) 830-4255

February 24, 2020

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	The Payden & Rygel Investment Group

Rule 497(e) Filing

File Nos. 811-6625, 33-46973

CIK No. 0000885709

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, The Payden & Rygel Investment Group (the “Group), hereby files electronically exhibits containing interactive data format risk/return summary information (i.e., XBRL information) with respect to the Payden California Municipal Social Impact Fund (the “Fund”) that mirrors the risk/return summary information with respect to the Fund in the Group’s prospectus, dated February 28, 2019, as revised in the Prospectus dated February 5, 2020.

The accession number from the original 497(e) filing is: 001193125-20-025493.

If you have any questions concerning the enclosed Rule 497 filing, please do not hesitate to contact the undersigned at the number listed above. Thank you for your assistance with respect to this matter.

Very truly yours,

Edward S. Garlock

Managing Principal and

General Counsel